Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property plant and equipment useful life, term	Shorter of lease term or estimated useful life
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property plant and equipment useful life	4 years
Minimum | Lab Equipment
Property Plant And Equipment [Line Items]
Property plant and equipment useful life	5 years
Minimum | Office and Computer Equipment
Property Plant And Equipment [Line Items]
Property plant and equipment useful life	3 years
Maximum | Lab Equipment
Property Plant And Equipment [Line Items]
Property plant and equipment useful life	10 years
Maximum | Office and Computer Equipment
Property Plant And Equipment [Line Items]
Property plant and equipment useful life	5 years